Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Total for CEO	CEO Compensation Actually Paid(1)	Average Summary Compensation Total for other NEOs(2)	Average Compensation Actually Paid to other NEOs(2)(3)	Value of initial fixed $100 investment based on:		Net income (in millions)	Adjusted EBITDA (in millions)
					TSR	Peer group TSR(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$13,380,023	$9,930,303	$3,226,669	$2,587,195	$123.98	$95.56	$523	$1,155

2021	$14,066,141	$27,231,888	$3,332,561	$5,722,056	$153.01	$118.16	$1,104	$1,246

2020	$13,529,958	$11,564,462	$3,015,150	$3,598,382	$107.53	$108.11	$1,066	$605

(1)
The 2022 Summary Compensation Table (“SCT”) totals reported for the CEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid (“CAP”):

CEO Year	Summary Compensation Total for CEO	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	CEO Compensation Actually Paid
2022	$13,380,023	$(8,300,053)	$4,112,786	—	$737,547	$9,930,303

2021	$14,066,141	$(8,000,000)	$20,750,310	—	$415,437	$27,231,888

2020	$13,529,958	$(7,600,011)	$7,509,173	$(2,623,213)	$748,555	$11,564,462

(a)
Represents a deduction for the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) + (d)
2022	$6,031,897	$(3,124,078)	$682,907	$522,059	$4,112,786

2021	$12,039,187	$7,536,039	$938,820	$236,265	$20,750,310

2020	$8,901,061	$(99,868)	$(1,797,596)	$505,576	$7,509,173

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company’s did not have a prior service cost base for the applicable periods.

(2)
The SCT average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Other NEOs Year	Summary Compensation Total for other NEOs	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Other NEOs Compensation Actually Paid
2022	$3,226,669	$(1,438,267)	$712,459	—	$86,335	$2,587,195

2021	$3,332,561	$(1,401,403)	$3,312,308	$427,847	$50,743	$5,722,056

2020	$3,015,150	$(1,412,500)	$1,488,707	$452,331	$54,694	$3,598,382

(a)
Represents a deduction for the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) + (d)
2022	$1,045,233	$(487,466)	$93,752	$60,939	$712,459

2021	$2,100,801	$1,061,532	$122,926	$27,049	$3,312,308

2020	$1,654,307	$(13,009)	$(209,516)	$56,926	$1,488,707

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company’s did not have a prior service cost base for the applicable periods.

(3)
The other NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:

a.
2021—Messrs. Lister, Hankins, Stryker, Rogers and Sean Douglas

b.
2020—Messrs. Douglas, Hankins, Stryker and Rogers

(4)
The 2022 Performance Peers consist of the following companies: Ashland Global Holdings Inc., BASF Corp, Celanese Corporation, Clariant AG, Covestro AG, Dow Inc., Eastman Chemical Company, Evonik, H.B. Fuller Company, Lanxess AG, Trinseo S.A. and Westlake Chemical Corp. For information on how we use the 2022 Performance Peers, see “Compensation Discussion and Analysis—2022 Executive Compensation Decisions—Long-Term Equity Compensation”.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(1) Peter Huntsman, Jr. is Director of Sales Americas for our Advanced Materials division. He is the son of Peter R. Huntsman, our CEO.
Peer Group Issuers, Footnote [Text Block]
(4)
The 2022 Performance Peers consist of the following companies: Ashland Global Holdings Inc., BASF Corp, Celanese Corporation, Clariant AG, Covestro AG, Dow Inc., Eastman Chemical Company, Evonik, H.B. Fuller Company, Lanxess AG, Trinseo S.A. and Westlake Chemical Corp. For information on how we use the 2022 Performance Peers, see “Compensation Discussion and Analysis—2022 Executive Compensation Decisions—Long-Term Equity Compensation”.

PEO Total Compensation Amount	$ 13,380,023	$ 14,066,141	$ 13,529,958
PEO Actually Paid Compensation Amount	$ 9,930,303	27,231,888	11,564,462
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The 2022 Summary Compensation Table (“SCT”) totals reported for the CEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid (“CAP”):

CEO Year	Summary Compensation Total for CEO	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	CEO Compensation Actually Paid
2022	$13,380,023	$(8,300,053)	$4,112,786	—	$737,547	$9,930,303

2021	$14,066,141	$(8,000,000)	$20,750,310	—	$415,437	$27,231,888

2020	$13,529,958	$(7,600,011)	$7,509,173	$(2,623,213)	$748,555	$11,564,462

(a)
Represents a deduction for the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) + (d)
2022	$6,031,897	$(3,124,078)	$682,907	$522,059	$4,112,786

2021	$12,039,187	$7,536,039	$938,820	$236,265	$20,750,310

2020	$8,901,061	$(99,868)	$(1,797,596)	$505,576	$7,509,173

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company’s did not have a prior service cost base for the applicable periods.

Non-PEO NEO Average Total Compensation Amount	$ 3,226,669	3,332,561	3,015,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,587,195	5,722,056	3,598,382
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The SCT average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Other NEOs Year	Summary Compensation Total for other NEOs	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Other NEOs Compensation Actually Paid
2022	$3,226,669	$(1,438,267)	$712,459	—	$86,335	$2,587,195

2021	$3,332,561	$(1,401,403)	$3,312,308	$427,847	$50,743	$5,722,056

2020	$3,015,150	$(1,412,500)	$1,488,707	$452,331	$54,694	$3,598,382

(a)
Represents a deduction for the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) + (d)
2022	$1,045,233	$(487,466)	$93,752	$60,939	$712,459

2021	$2,100,801	$1,061,532	$122,926	$27,049	$3,312,308

2020	$1,654,307	$(13,009)	$(209,516)	$56,926	$1,488,707

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company’s did not have a prior service cost base for the applicable periods.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus TSR.   As shown in the chart below, the CEO and other NEOs’ CAP values are aligned with the Company’s TSR. This is due primarily to the Company’s use of long-term equity incentive awards, which are tied directly to our stock price in addition to our financial performance. The chart also compares the Company’s cumulative TSR and the 2022 Performance Peer’s TSR.

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income.   As shown in the chart below, the Company’s net income decreased significantly in 2022 and the CEO and other NEOs’ CAP values decreased as well. This is due in large part to the significant emphasis the Company places on long-term equity incentive awards, which are sensitive to changes in stock price. These measures do not align as closely as TSR because the Company does not use net income to determine compensation levels or annual cash performance award payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus adjusted EBITDA.   The chart below compares the CEO and other NEOs’ CAP values to our adjusted EBITDA, which indicates there is a very strong relationship between adjusted EBITDA and CAP.
Historically, adjusted EBITDA determined the largest portion of our annual cash performance awards. Because the Company used adjusted EBITDA margin in 2022, this portion of the annual cash performance award was not earned, thus showing a lower correlation in 2022.

Tabular List [Table Text Block]
PERFORMANCE MEASURES
The following tabular list provides information on the most important financial performance measures used by the registrant to link compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance:
Performance Measure
Relative TSR
Adjusted EBITDA
Free cash flow
Optimization Program
EH&S compliance

Total Shareholder Return Amount	$ 123.98	153.01	107.53
Peer Group Total Shareholder Return Amount	$ 95.56	$ 118.16	$ 108.11
Company Selected Measure Amount	1,155	1,246	605
PEO Name	Peter R. Huntsman
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 523,000,000	$ 1,104,000,000	$ 1,066,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Optimization Program
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	EH&S compliance
PETER R. HUNTSMAN [Member] | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,300,053)	(8,000,000)	(7,600,011)
PETER R. HUNTSMAN [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,112,786	20,750,310	7,509,173
PETER R. HUNTSMAN [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	737,547	415,437	748,555
PETER R. HUNTSMAN [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,623,213)
PETER R. HUNTSMAN [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,031,897	12,039,187	8,901,061
PETER R. HUNTSMAN [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,124,078)	7,536,039	(99,868)
PETER R. HUNTSMAN [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested In Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	682,907	938,820	(1,797,596)
PETER R. HUNTSMAN [Member] | Dividend Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	522,059	236,265	505,576
Non-PEO NEO [Member] | Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,438,267)	(1,401,403)	(1,412,500)
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	712,459	3,312,308	1,488,707
Non-PEO NEO [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,335	50,743	54,694
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		427,847	452,331
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,045,233	2,100,801	1,654,307
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(487,466)	1,061,532	(13,009)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested In Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	93,752	122,926	(209,516)
Non-PEO NEO [Member] | Dividend Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 60,939	$ 27,049	$ 56,926